Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Details of the Company's Subsidiary

Details of the Company’s subsidiary as of June 30, 2019 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc. Registered office: Cambridge, Massachusetts – United-States	April 2014	100%	Fully consolidated

Summary of Accounting Policy for Exchange Rates

The exchange rates used for the preparation for the translation of the financial statements of ERYTECH PHARMA, Inc. are as follows:

Exchange rate (USD per EUR)	June 30, 2018	December 31, 2018	June 30, 2019
Weighted average rate	1.2108	1.1815	1.1298
Closing rate	1.1658	1.1450	1.1380

IFRS 16 [member]
Statement [LineItems]
Schedule of Lease Liability After Adoption of IFRS16

The gap between the off-balance sheet commitments disclosed in note 8 of the Consolidated financial statements as of December 31, 2018 and the lease liability recognized as of January 1, 2019 in accordance with IFRS 16 (see note 5.12) can be explained as follows:

(amounts in €‘000)
Operating lease commitment as lessee (December 31, 2018)	8,268

Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercized	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease))	(2,045)

Estimated non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285

Discount effect	(1,551)

Estimated discounted lease liability under IFRS 16 as of January 1, 2019	7,734